Current and deferred tax - Summary of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 2,478	$ 2,668
Acquisition of subsidiaries [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	852	1,136
Temporary differences [member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,626	1,499
Others [Member]
Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 0	$ 33